Loss Per Share - Additional information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	60,861,105	44,853,801	0
Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	0	0	669,666,355
Options granted
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	91,499,552	72,791,430	54,605,925
Convertible debts
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	0	0	22,639,154